Supplemental condensed consolidating financial information (Details) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Sales and other income	$ 3,020	$ 2,406
Product sales	2,998	2,370
Interest, dividends and other	22	36
Costs and expenses	2,041	2,312
Production costs	1,410	1,196
Exploration costs	120	94
Related Party Transactions	(5)	(8)
General and administrative expenses/(recoveries)	136	100
Royalties paid	87	58
Market development costs	4	5
Depreciation, depletion and amortization	387	336
Impairment of assets	11	19
Interest expense	91	67
Accretion expense	14	10
Employment severance costs	7	10
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(41)	16
Non-hedge derivative (gain)/loss and movement on bonds (see note G)	(180)	409
Income/(loss) before income tax provision	979	94
Taxation expense	(284)	(106)
Equity income in associates	28	39
Equity income/(loss) in subsidiaries	0	0
Net income/(loss) from continuing operations	723	27
Preferred Stock Dividends	0	0
Net income/(loss)	723	27
Less: Net income attributable to noncontrolling interests	(20)	(23)
Net income/(loss) - attributable to AngloGold Ashanti	703	4
ASSETS
Current Assets	2,182		1,997
Cash and cash equivalents	839	866	575	1,100
Restricted cash	31		10
Receivables, inter-group balances and other current assets	1,312		1,412
Property, plant and equipment, net	6,040		5,926
Acquired properties, net	820		836
Goodwill	188		180
Other intangibles, net	16		17
Inventory, Noncurrent	75		27
Materials on the leach pad	359		331
Other long-term assets and deferred taxation assets	1,081		1,074
Total assets	10,761		10,388
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	842		1,004
Other non-current liabilities	81		69
Long Term Debt	2,470		2,602
Derivatives	88		176
Deferred taxation liabilities	1,238		1,200
Provision for environmental rehabilitation	576		530
Other accrued liabilities	40		38
Provision for pension and other post-retirement medical benefits	177		180
Commitments and contingencies	0		0
Equity	5,249	3,413	4,589	3,445
Stock issued	13		13
Additional paid in capital	8,710		8,670
Accumulated (deficit)/profit	(3,209)		(3,869)
Accumulated Other Comprehensive Income And Reserves	(401)		(348)
Total AngloGold Ashanti stockholders' equity	5,113		4,466
Noncontrolling interests	136		123
Total liabilities and equity	10,761		10,388
Parent Company [Member]
Income Statement [Abstract]
Sales and other income	1,285	970
Product sales	1,214	919
Interest, dividends and other	71	51
Costs and expenses	1,441	934
Production costs	536	479
Exploration costs	8	3
Related Party Transactions	(5)	(8)
General and administrative expenses/(recoveries)	109	77
Royalties paid	33	8
Market development costs	2	3
Depreciation, depletion and amortization	188	166
Impairment of assets	10	8
Interest expense	4	2
Accretion expense	6	5
Employment severance costs	5	9
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	545	8
Non-hedge derivative (gain)/loss and movement on bonds (see note G)	0	174
Income/(loss) before income tax provision	(156)	36
Taxation expense	(134)	9
Equity income in associates	22	39
Equity income/(loss) in subsidiaries	1,002	(54)
Net income/(loss) from continuing operations	734	30
Preferred Stock Dividends	(31)	(26)
Net income/(loss)	703	4
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	703	4
ASSETS
Current Assets	980		1,169
Cash and cash equivalents	442	146	152	231
Restricted cash	1		1
Receivables, inter-group balances and other current assets	537		1,016
Property, plant and equipment, net	2,157		2,197
Acquired properties, net	205		217
Goodwill	0		0
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	3,854		3,328
Total assets	7,196		6,911
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	943		1,293
Other non-current liabilities	61		52
Long Term Debt	38		39
Derivatives	0		0
Deferred taxation liabilities	700		720
Provision for environmental rehabilitation	178		176
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	163		165
Commitments and contingencies	0		0
Equity	5,113		4,466
Stock issued	13		13
Additional paid in capital	8,710		8,670
Accumulated (deficit)/profit	(3,209)		(3,869)
Accumulated Other Comprehensive Income And Reserves	(401)		(348)
Total AngloGold Ashanti stockholders' equity	5,113		4,466
Noncontrolling interests	0		0
Total liabilities and equity	7,196		6,911
Iomco [Member]
Income Statement [Abstract]
Sales and other income	0	(3)
Product sales	0	0
Interest, dividends and other	0	(3)
Costs and expenses	60	65
Production costs	0	0
Exploration costs	9	5
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	17	3
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	34	33
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	0	24
Non-hedge derivative (gain)/loss and movement on bonds (see note G)	0	0
Income/(loss) before income tax provision	(60)	(68)
Taxation expense	(1)	0
Equity income in associates	6	0
Equity income/(loss) in subsidiaries	359	(57)
Net income/(loss) from continuing operations	304	(125)
Preferred Stock Dividends	0	0
Net income/(loss)	304	(125)
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	304	(125)
ASSETS
Current Assets	2,265		2,265
Cash and cash equivalents	183	475	114	578
Restricted cash	0		0
Receivables, inter-group balances and other current assets	2,082		2,151
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	0		0
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	1,031		736
Total assets	3,296		3,001
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,560		1,587
Other non-current liabilities	0		0
Long Term Debt	994		1,044
Derivatives	0		0
Deferred taxation liabilities	0		0
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	742		370
Stock issued	5,199		4,587
Additional paid in capital	379		363
Accumulated (deficit)/profit	(4,836)		(4,580)
Accumulated Other Comprehensive Income And Reserves	0		0
Total AngloGold Ashanti stockholders' equity	742		370
Noncontrolling interests	0		0
Total liabilities and equity	3,296		3,001
Non Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Sales and other income	1,826	1,490
Product sales	1,784	1,451
Interest, dividends and other	42	39
Costs and expenses	(19)	1,339
Production costs	874	717
Exploration costs	103	86
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	13	22
Royalties paid	54	50
Market development costs	2	2
Depreciation, depletion and amortization	199	170
Impairment of assets	1	11
Interest expense	53	32
Accretion expense	8	5
Employment severance costs	2	1
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(1,148)	8
Non-hedge derivative (gain)/loss and movement on bonds (see note G)	(180)	235
Income/(loss) before income tax provision	1,845	151
Taxation expense	(149)	(115)
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	0	0
Net income/(loss) from continuing operations	1,696	36
Preferred Stock Dividends	(31)	(26)
Net income/(loss)	1,665	10
Less: Net income attributable to noncontrolling interests	(20)	(23)
Net income/(loss) - attributable to AngloGold Ashanti	1,645	(13)
ASSETS
Current Assets	3,360		3,869
Cash and cash equivalents	214	245	309	291
Restricted cash	30		9
Receivables, inter-group balances and other current assets	3,116		3,551
Property, plant and equipment, net	3,883		3,729
Acquired properties, net	615		619
Goodwill	205		197
Other intangibles, net	16		17
Inventory, Noncurrent	75		27
Materials on the leach pad	359		331
Other long-term assets and deferred taxation assets	901		914
Total assets	9,414		9,703
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	5,393		6,116
Other non-current liabilities	72		71
Long Term Debt	1,438		1,519
Derivatives	88		176
Deferred taxation liabilities	531		471
Provision for environmental rehabilitation	398		354
Other accrued liabilities	40		38
Provision for pension and other post-retirement medical benefits	14		15
Commitments and contingencies	0		0
Equity	1,440		943
Stock issued	897		897
Additional paid in capital	219		219
Accumulated (deficit)/profit	(3,906)		(4,350)
Accumulated Other Comprehensive Income And Reserves	4,095		4,055
Total AngloGold Ashanti stockholders' equity	1,305		821
Noncontrolling interests	135		122
Total liabilities and equity	9,414		9,703
Consolidation Eliminations [Member]
Income Statement [Abstract]
Sales and other income	(91)	(51)
Product sales	0	0
Interest, dividends and other	(91)	(51)
Costs and expenses	559	(26)
Production costs	0	0
Exploration costs	0	0
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	(3)	(2)
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	0	0
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	562	(24)
Non-hedge derivative (gain)/loss and movement on bonds (see note G)	0	0
Income/(loss) before income tax provision	(650)	(25)
Taxation expense	0	0
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	(1,361)	111
Net income/(loss) from continuing operations	(2,011)	86
Preferred Stock Dividends	62	52
Net income/(loss)	(1,949)	138
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(1,949)	138
ASSETS
Current Assets	(4,423)		(5,306)
Cash and cash equivalents	0	0	0	0
Restricted cash	0		0
Receivables, inter-group balances and other current assets	(4,423)		(5,306)
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	(17)		(17)
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	(4,705)		(3,904)
Total assets	(9,145)		(9,227)
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	(7,054)		(7,992)
Other non-current liabilities	(52)		(54)
Long Term Debt	0		0
Derivatives	0		0
Deferred taxation liabilities	7		9
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	(2,046)		(1,190)
Stock issued	(6,096)		(5,484)
Additional paid in capital	(598)		(582)
Accumulated (deficit)/profit	8,742		8,930
Accumulated Other Comprehensive Income And Reserves	(4,095)		(4,055)
Total AngloGold Ashanti stockholders' equity	(2,047)		(1,191)
Noncontrolling interests	1		1
Total liabilities and equity	$ (9,145)		$ (9,227)